Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	KP FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001573386
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
KP FIXED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE KP FUNDS

KP Fixed Income Fund

(the “Fund”)

Supplement dated September 24, 2020

to the Prospectus dated May 1, 2020, as supplemented (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Based on the recommendation of Callan LLC, the investment adviser to the Fund, the Fund’s Board of Trustees approved modifications to the Fund’s principal investment strategies that result in the elimination of the Fund’s Emerging Markets Fixed Income Sub-strategy implemented by Payden & Rygel, an investment sub-adviser to the Fund, and the Fund’s Active Senior Loan Sub-strategy implemented by Credit Suisse Asset Management, LLC, an investment sub-adviser to the Fund. Once liquidated, Fund assets formerly allocated to these two Sub-strategies will be allocated to the Passive Fixed Income Sub-strategy implemented by SSGA Funds Management, Inc., an investment sub-adviser to the Fund. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1.	All references to the Fund’s Emerging Markets Fixed Income Sub-strategy and the Active Senior Loan Sub-strategy are deleted.

2.	All references to Credit Suisse Asset Management, LLC and Payden & Rygel are deleted.

3.	The last sentence of the fourth paragraph of the Fund’s “Principal Investment Strategies” section on p. 44 is deleted and replaced with the following:

Each of the two Sub-strategies is described below:

4.	The fifth paragraph of the Fund’s “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks - The Funds’ Principal Investment Strategies – Fixed Income Fund” section on p. 77 is deleted and replaced with the following:

As of the date of this prospectus, the Fixed Income Fund employs the following two sub-advisers to each manage a separate Sub-strategy that, in the Adviser’s view, complements the other Sub-strategy: SSGA Funds Management, Inc. (“SSGA FM”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles”). The Adviser seeks, through its allocation among Sub-strategies, to outperform the Fixed Income Fund’s benchmark with a similar level of risk. Each of the two Sub-strategies is described below:

Please retain this supplement for future reference.

KPF-SK-051-0100